Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net
	December 31, 2019	December 31, 2018
Accounts receivable	$68,309	$76,376
Less: provision for doubtful receivables	(16,377)	(16,086)
Accounts receivable, net	$51,932	$60,290

Allowance for doubtfull receivables
Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2017	$(19,437)	$(269)	$—	$(19,706)
Year ended December 31, 2018	$(19,706)	$(575)	$4,195	$(16,086)
Year ended December 31, 2019	$(16,086)	$(999)	$708	$(16,377)